Financial Instruments Risk Management - Mortgages and Loans by Geographic Location and Type (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ 188,050	$ 178,698
Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	13,605	14,438
Loans
Disclosure of detailed information about financial instruments [line items]
Carrying value	45,828	43,181
Total mortgages and loans
Disclosure of detailed information about financial instruments [line items]
Carrying value	59,433	57,619
Retail | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	2,336	2,567
Office | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	2,364	2,633
Multi-family residential | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	4,203	4,499
Industrial | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	3,793	3,683
Other | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	909	1,056
Canada | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	9,135	9,402
Canada | Mortgages | Canada Mortgage And Housing Corporation
Disclosure of detailed information about financial instruments [line items]
Carrying value	3,361	3,630
Canada | Loans
Disclosure of detailed information about financial instruments [line items]
Carrying value	12,880	12,560
Canada | Total mortgages and loans
Disclosure of detailed information about financial instruments [line items]
Carrying value	22,015	21,962
Canada | Retail | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	1,268	1,398
Canada | Office | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	1,335	1,385
Canada | Multi-family residential | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	3,255	3,451
Canada | Industrial | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	2,537	2,369
Canada | Other | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	740	799
United States | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	4,335	4,828
United States | Loans
Disclosure of detailed information about financial instruments [line items]
Carrying value	20,044	18,856
United States | Total mortgages and loans
Disclosure of detailed information about financial instruments [line items]
Carrying value	24,379	23,684
United States | Retail | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	1,068	1,169
United States | Office | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	1,029	1,248
United States | Multi-family residential | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	948	1,048
United States | Industrial | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	1,256	1,314
United States | Other | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	34	49
Europe | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	135	208
Europe | Loans
Disclosure of detailed information about financial instruments [line items]
Carrying value	9,234	8,488
Europe | Total mortgages and loans
Disclosure of detailed information about financial instruments [line items]
Carrying value	9,369	8,696
Europe | Retail | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	0	0
Europe | Office | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	0	0
Europe | Multi-family residential | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	0	0
Europe | Industrial | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	0	0
Europe | Other | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	135	208
Asia | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	0	0
Asia | Loans
Disclosure of detailed information about financial instruments [line items]
Carrying value	678	680
Asia | Total mortgages and loans
Disclosure of detailed information about financial instruments [line items]
Carrying value	678	680
Asia | Retail | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	0	0
Asia | Office | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	0	0
Asia | Multi-family residential | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	0	0
Asia | Industrial | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	0	0
Asia | Other | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	0	0
Other | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	0	0
Other | Loans
Disclosure of detailed information about financial instruments [line items]
Carrying value	2,992	2,597
Other | Total mortgages and loans
Disclosure of detailed information about financial instruments [line items]
Carrying value	2,992	2,597
Other | Retail | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	0	0
Other | Office | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	0	0
Other | Multi-family residential | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	0	0
Other | Industrial | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	0	0
Other | Other | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ 0	$ 0